UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05642

American Income Fund, Inc.

(Exact name of registrant as specified in charter)

800 Nicollet Mall, Minneapolis, MN	55402
(Address of principal executive offices)	(Zip code)

Jill M. Stevenson, 800 Nicollet Mall, Minneapolis, MN 55402

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-677-3863

Date of fiscal year end: August 31

Date of reporting period: February 29, 2012

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

SEMIANNUAL REPORT

February 29, 2012

MRF	American Income Fund

American Income Fund

OUR IMAGE-GEORGE WASHINGTON

His rich legacy as patriot and leader is widely recognized as embodying the sound judgment, reliability, and strategic vision that are central to our brand. Fashioned in a style reminiscent of an 18th century engraving, the illustration conveys the symbolic strength and vitality of Washington, which are attributes that we value at First American.

TABLE OF CONTENTS

1	Explanation of Financial Statements

2	Fund Overview

3	Schedule of Investments

12	Statement of Assets and Liabilities

13	Statement of Operations

14	Statements of Changes in Net Assets

15	Statement of Cash Flows

16	Financial Highlights

17	Notes to Financial Statements

28	Notice to Shareholders

NOT FDIC INSURED NO BANK GUARANTEE MAY LOSE VALUE

EXPLANATION OF FINANCIAL STATEMENTS

As a shareholder in the fund, you receive shareholder reports semiannually. We strive to present this financial information in an easy-to-understand format; however, for many investors, the information contained in this shareholder report may seem very technical. So, we would like to take this opportunity to explain several sections of the shareholder report.

The Schedule of Investments details all of the securities held in the fund and their related dollar values on the last day of the reporting period. Securities are usually presented by type (bonds, common stock, etc.) and by industry classification (healthcare, education, etc.). This information is useful for analyzing how your fund’s assets are invested and seeing where your portfolio manager believes the best opportunities exist to meet your objectives. Holdings are subject to change without notice and do not constitute a recommendation of any individual security. The Notes to Financial Statements provide additional details on how the securities are valued.

The Statement of Assets and Liabilities lists the assets and liabilities of the fund on the last day of the reporting period and presents the fund’s net asset value (“NAV”) and market price per share. The NAV is calculated by dividing the fund’s net assets (assets minus liabilities) by the number of shares outstanding. The market price is the closing price on the exchange on which the fund’s shares trade. This price, which may be higher or lower than the fund’s NAV, is the price an investor pays or receives when shares of the fund are purchased or sold. The investments, as presented in the Schedule of Investments, comprise substantially all of the fund’s assets. Other assets include cash and receivables for items such as income earned by the fund but not yet received. Liabilities include payables for items such as fund expenses incurred but not yet paid.

The Statement of Operations details the dividends and interest income earned from investments as well as the expenses incurred by the fund during the reporting period. Fund expenses may be reduced through fee waivers or reimbursements. This statement reflects total expenses before any waivers or reimbursements, the amount of waivers and reimbursements (if any), and the net expenses. This statement also shows the net realized and unrealized gains and losses from investments owned during the period. The Notes to Financial Statements provide additional details on investment income and expenses of the fund.

The Statement of Changes in Net Assets describes how the fund’s net assets were affected by its operating results and distributions to shareholders during the reporting period. This statement is important to investors because it shows exactly what caused the fund’s net asset size to change during the period.

The Statement of Cash Flows is required when a fund has a substantial amount of illiquid investments, a substantial amount of the fund’s securities are internally fair valued, or the fund carries some amount of debt. When presented, this statement explains the change in cash during the reporting period. It reconciles net cash provided by and used for operating activities to the net increase or decrease in net assets from operations and classifies cash receipts and payments as resulting from operating, investing, and financing activities.

The Financial Highlights provide a per-share breakdown of the components that affected the fund’s NAV for the current and past reporting periods. It also shows total return, net investment income ratios, expense ratios, and portfolio turnover rates. The net investment income ratios summarize the income earned less expenses, divided by the average net assets. The expense ratios represent the percentage of average net assets that were used to cover operating expenses during the period. The portfolio turnover rate represents the percentage of the fund’s holdings that have changed over the course of the period, and gives an idea of how long the fund holds onto a particular security. A 100% turnover rate implies that an amount equal to the value of the entire portfolio is turned over in a year through the purchase or sale of securities.

The Notes to Financial Statements disclose the organizational background of the fund, its significant accounting policies, federal tax information, fees and compensation paid to affiliates, and significant risks and contingencies.

We hope this guide to your shareholder report will help you get the most out of this important resource.

AMERICAN INCOME FUND	2012 SEMIANNUAL REPORT	1

Fund Overview

Portfolio Allocation1

As a percentage of total Investments on February 29, 2012

U.S. Government Agency Mortgage-Backed Securities	29%
High Yield Corporate Bonds	19
CMO – Private Mortgage-Backed Securities	17
Commercial Mortgage-Backed Securities	15
Asset-Backed Securities	13
Investment Grade Corporate Bonds	3
Short-Term Investments	2
Preferred Stocks	1
CMO – U.S. Government Agency Mortgage-Backed Securities	1
100%

CMO: Collateralized Mortgage Obligation

1Portfolio allocations are subject to change and are not recommendations to buy or sell any security. Allocations reflect the fund’s exposure to each sector through direct investments in cash market securities and do not reflect the impact on sector allocation of holding derivative instruments, such as credit default swap agreements. See the fund’s Schedule of Investments for derivatives held at February 29, 2012.

2	AMERICAN INCOME FUND	2012 SEMIANNUAL REPORT

Schedule of Investments	February 29, 2012 (unaudited)

American Income Fund (MRF)

DESCRIPTION	PAR	FAIR VALUE ¶

(Percentages of each investment category relate to total net assets)

High Yield Corporate Bonds — 26.4%
Basic Industry — 4.9%
AbitibiBowater, 10.25%, 10/15/18 ¢	$300,000	$342,750
AK Steel, 7.63%, 5/15/20	250,000	251,562
ALROSA Finance SA, 7.75%, 11/3/20 ¢	200,000	212,250
Associated Materials LLC, 9.13%, 11/1/17	100,000	98,500
Domtar, 7.13%, 8/15/15	57,000	63,270
Evraz Group SA, 8.25%, 11/10/15 ¢	150,000	159,750
Georgia Gulf, 9.00%, 1/15/17 ¢	180,000	201,150
Huntsman International LLC, 8.63%, 3/15/21	250,000	282,500
JMC Steel Group, 8.25%, 3/15/18 ¢	130,000	135,688
Longview Fibre Paper & Packaging, 8.00%, 6/1/16 ¢	200,000	205,500
Patriot Coal, 8.25%, 4/30/18	250,000	225,000
Reynolds Group Issuer LLC, ¢
9.25%, 5/15/18	200,000	201,000
9.88%, 8/15/19	200,000	206,750
Sappi Papier Holding GmbH, 6.63%, 4/15/21 ¢	175,000	164,062
Stora Enso OYJ, 7.25%, 4/15/36 ¢	200,000	178,000
Taminco Global Chemical, 9.75%, 3/31/20 ¢	150,000	156,750
Taseko Mines, 7.75%, 4/15/19	375,000	360,000
Tembec Industries, 11.25%, 12/15/18	200,000	215,000
Thompson Creek Metals, 7.38%, 6/1/18	150,000	143,625
Verso Paper Holdings LLC, 8.75%, 2/1/19	250,000	123,750

		3,926,857

Capital Goods — 3.0%
American Axle & Manufacturing, 7.88%, 3/1/17	200,000	207,500
Commercial Vehicle Group, 7.88%, 4/15/19 ¢	250,000	252,500
Fosun International, 7.50%, 5/12/16 ¢	250,000	237,500
Huntington Ingalls Industries,
6.88%, 3/15/18	50,000	52,625
7.13%, 3/15/21	175,000	187,469
Navistar International, 8.25%, 11/1/21	269,000	294,219
Park-Ohio Industries, 8.13%, 4/1/21	200,000	204,000
Pittsburgh Glass Works LLC, 8.50%, 4/15/16 ¢	200,000	202,500
Tenneco, 8.13%, 11/15/15	350,000	364,441
United Rentals North America, 8.38%, 9/15/20	400,000	414,000

		2,416,754

Communications — 3.9%
Clearwire Communications LLC, 12.00%, 12/1/15 ¢	250,000	243,125
Digicel Group, ¢
7.00%, 2/15/20	200,000	202,000
8.88%, 1/15/15	200,000	203,500
Frontier Communications, 8.50%, 4/15/20	250,000	270,625
Integra Telecom Holdings, 10.75%, 4/15/16 ¢	175,000	152,250
Intelsat Jackson Holdings, 7.25%, 4/1/19	200,000	210,000
McClatchy, 11.50%, 2/15/17	150,000	160,875
Media General, 11.75%, 2/15/17	100,000	99,250
Nextel Communications, Series C, 5.95%, 3/15/14	250,000	250,625
NII Capital, 8.88%, 12/15/19	500,000	538,750
Sprint Capital, 6.90%, 5/1/19	250,000	221,250
UPCB Finance III, 6.63%, 7/1/20 ¢	200,000	206,000

The accompanying notes are an integral part of the financial statements.

AMERICAN INCOME FUND	2012 SEMIANNUAL REPORT	3

Schedule of Investments	February 29, 2012 (unaudited)

American Income Fund (MRF)

DESCRIPTION	PAR	FAIR VALUE ¶

Windstream, 7.88%, 11/1/17	$250,000	$281,875
WMG Acquisition, 11.50%, 10/1/18 ¢	125,000	132,812

		3,172,937

Consumer Cyclical — 3.6%
American Airlines Pass-Through Trust, Series 2011-1, Class B, 7.00%, 1/31/18 ¢	186,066	182,345
Chrysler Group LLC, 8.00%, 6/15/19	200,000	201,500
Dana Holding, 6.50%, 2/15/19	300,000	324,000
DynCorp International, 10.38%, 7/1/17	225,000	199,125
Ford Motor, 7.45%, 7/16/31	100,000	128,375
Ford Motor Credit LLC, 5.00%, 5/15/18	200,000	210,810
Gymboree, 9.13%, 12/1/18	125,000	111,875
Hertz, 7.38%, 1/15/21	200,000	216,500
KB Home, 8.00%, 3/15/20	175,000	178,063
MGM Resorts International, 8.63%, 2/1/19 ¢	150,000	159,750
Realogy,
11.50%, 4/15/17	125,000	114,375
9.00%, 1/15/20 ¢	100,000	101,750
Rite Aid, 10.38%, 7/15/16	250,000	266,562
RR Donnelley & Sons, 8.60%, 8/15/16	250,000	263,750
Sealy Mattress, 10.88%, 4/15/16 ¢	55,000	59,956
United Air Lines 2009-2B Pass Through Trust, Series 2009-2B, 12.00%, 7/15/17 ¢	154,536	166,898

		2,885,634

Consumer Non Cyclical — 2.9%
DaVita, 6.63%, 11/1/20	250,000	268,125
FAGE Dairy Industry USA, 9.88%, 2/1/20 ¢	150,000	144,375
HCA Holdings, 7.75%, 5/15/21	150,000	157,875
Healthsouth, 7.25%, 10/1/18	250,000	270,000
JBS USA LLC, 7.25%, 6/1/21 ¢	200,000	196,000
Kindred Healthcare, 8.25%, 6/1/19	100,000	93,875
Kinetic Concepts, 12.50%, 11/1/19 ¢	125,000	120,625
Pinnacle Foods Finance LLC, 8.25%, 9/1/17	450,000	487,125
Res-Care, 10.75%, 1/15/19	150,000	167,063
STHI Holding, 8.00%, 3/15/18 ¢	150,000	159,750
Valeant Pharmaceuticals International, 6.88%, 12/1/18 ¢	250,000	255,625

		2,320,438

Electric — 1.8%
AES, 8.00%, 10/15/17	250,000	288,125
Calpine, 7.88%, 7/31/20 ¢	150,000	165,750
CMS Energy, 6.25%, 2/1/20	250,000	273,997
Energy Future Holdings, 10.88%, 11/1/17	100,000	85,000
Midwest Generation LLC, Series B, 8.56%, 1/2/16	248,033	252,994
Mirant Americas Generation LLC, 8.50%, 10/1/21	200,000	182,000
NRG Energy, 7.88%, 5/15/21	210,000	208,425

		1,456,291

Energy — 3.8%
Calumet Specialty Products Partners LP, 9.38%, 5/1/19	175,000	182,437
Chaparral Energy, 9.88%, 10/1/20	100,000	112,500
Energy XXI Gulf Coast, 9.25%, 12/15/17	200,000	221,500
Forbes Energy Services, 9.00%, 6/15/19	125,000	123,125
Holly Energy Partners LP, 6.50%, 3/1/20 ¢	250,000	255,625
Inergy LP, 7.00%, 10/1/18	220,000	216,700
OGX Petroleo e Gas Participacoes SA, 8.50%, 6/1/18 ¢	310,000	323,175
PBF Holding LLC, 8.25%, 2/15/20 ¢	175,000	175,000
PetroBakken Energy, 8.63%, 2/1/20 ¢	150,000	159,375

The accompanying notes are an integral part of the financial statements.

4	AMERICAN INCOME FUND	2012 SEMIANNUAL REPORT

American Income Fund (MRF)

DESCRIPTION	PAR	FAIR VALUE ¶

Quicksilver Resources, 9.13%, 8/15/19	$105,000	$105,788
Samson Investment, 9.75%, 2/15/20 ¢	150,000	157,875
SESI LLC, 7.13%, 12/15/21 ¢	200,000	221,000
SM Energy, 6.63%, 2/15/19	250,000	268,125
Stone Energy, 8.63%, 2/1/17	150,000	156,750
TNK BP Finance, 6.63%, 3/20/17 ¢	150,000	164,250
United Refining, 10.50%, 2/28/18	200,000	195,000

		3,038,225

Finance — 1.0%
Ally Financial, 7.50%, 9/15/20	250,000	275,313
Community Choice Financial, 10.75%, 5/1/19 ¢	175,000	169,750
Icahn Enterprises LP, 7.75%, 1/15/16	250,000	261,875
Springleaf Finance, Series MTN, 6.90%, 12/15/17	150,000	116,250

		823,188

Natural Gas — 0.6%
AmeriGas Finance LLC, 6.75%, 5/20/20	150,000	154,500
Sabine Pass LNG, 7.50%, 11/30/16	150,000	161,250
Southern Union, 3.56%, 11/1/66 r	200,000	176,000

		491,750

Real Estate — 0.2%
Shimao Property Holdings, 8.00%, 12/1/16 ¢	150,000	133,875

Sovereigns — 0.3%
Republic of Uruguay, 8.00%, 11/18/22	187,500	256,219

Technology — 0.4%
First Data, 8.75%, 1/15/22 ¢	85,000	82,025
Goodman Networks, 12.13%, 7/1/18 ¢	200,000	203,000

		285,025

Total High Yield Corporate Bonds (Cost: $20,490,260)		21,207,193

U.S. Government Agency Mortgage-Backed Securities — 39.5%
Adjustable Rate r — 0.4%
Federal Home Loan Mortgage Corporation, 2.14%, 9/1/18, #605911	63	63
Federal National Mortgage Association,
2.97%, 7/1/27, #070179	873	930
2.26%, 10/1/32, #725110 a	184,601	194,166
Government National Mortgage Association, 1.63%, 12/20/22, #008096	149,534	154,698

		349,857

Fixed Rate — 39.1%
Federal Home Loan Mortgage Corporation Gold, a
6.50%, 11/1/28, #C00676	103,676	118,341
5.50%, 10/1/33, #A15120	419,470	462,747
Federal National Mortgage Association,
6.00%, 12/1/13, #190179 a	56,400	58,534
7.00%, 7/1/17, #254414 a	99,654	108,842
5.00%, 11/1/18, #750989 a	175,111	191,316
5.00%, 2/1/19, #767182 a	287,112	310,722
5.00%, 2/1/21, #745279 a	259,946	281,566
5.50%, 4/1/21, #840466 a	240,027	261,495
6.00%, 5/1/29, #323702 a	175,177	195,463
7.00%, 9/1/31, #596680 a	106,489	119,945

AMERICAN INCOME FUND	2012 SEMIANNUAL REPORT	5

Schedule of Investments	February 29, 2012 (unaudited)

American Income Fund (MRF)

DESCRIPTION	PAR	FAIR VALUE ¶

6.50%, 6/1/32, #596712 a	$152,315	$169,695
5.50%, 6/1/33, #709700 a	176,996	193,404
5.50%, 11/1/33, #555967 a	606,965	663,232
6.00%, 11/1/33, #743642 a	192,919	215,260
5.50%, 12/1/33, #756202 a	346,874	379,030
6.00%, 1/1/34, #763687 a	374,496	416,767
5.50%, 2/1/34, #766070 a	457,474	506,316
6.00%, 3/1/34, #745324 a	323,286	360,724
6.50%, 6/1/34, #735273 a	433,262	494,334
6.00%, 1/1/35, #810225 a	430,569	477,403
5.50%, 3/1/35, #815979 a	592,699	647,272
5.00%, 7/1/35, #828346 a	562,102	607,610
5.50%, 3/1/36, #878059 a	410,161	447,286
6.00%, 6/1/36, #882685 a	1,023,349	1,132,582
5.50%, 4/1/37, #888284 a	869,888	948,624
5.00%, 6/1/37, #944244 a	773,341	835,829
5.50%, 6/1/38, #995018 a	883,261	963,208
4.00%, 12/1/41 «	4,605,000	4,845,323
4.50%, 12/1/41 «	6,275,000	6,685,817
5.00%, 12/1/41 «	6,715,000	7,250,102
Government National Mortgage Association, a
5.50%, 8/15/33, #604567	634,740	713,433
6.00%, 7/15/34, #631574	307,198	348,802

		31,411,024

Total U.S. Government Agency Mortgage-Backed Securities (Cost: $30,684,361)		31,760,881

Collateralized Mortgage Obligation — Private Mortgage-Backed Securities — 22.7%
Adjustable Rate r — 4.9%
Goldman Sachs Mortgage Loan Trust,
4.66%, 10/25/33, Series 2003-10, Class 1A1	296,805	299,955
3.04%, 1/25/35, Series 2005-AR1, Class B1 ¥	1,276,874	508,474
GSMPS Mortgage Loan Trust, Series 2006-RP2, Class B1, 6.15%, 4/25/36 ¥	1,469,582	306,957
IndyMac Index Mortgage Loan Trust, Series 2006-AR13, Class A3, 5.24%, 7/25/36	1,263,276	999,142
JP Morgan Mortgage Trust, Series 2006-A7, Class 3A4, 5.65%, 1/25/37 ¥	143,857	8,512
MASTR Adjustable Rate Mortgages Trust, Series 2003-5, Class 4A1, 1.98%, 11/25/33	730,151	586,494
Washington Mutual Mortgage Pass-Through Certificates,
5.39%, 9/25/36, Series 2007-HY2, Class 3A2 ¥	592,262	49,038
2.60%, 2/25/37, Series 2007-HY1, Class 4A1	642,785	439,310
2.61%, 2/25/37, Series 2007-HY1, Class 1A1	512,912	328,480
Washington Mutual MSC Mortgage Pass-Through Certificates, Series 2003-AR3, Class B1, 2.46%, 6/25/33 ¥	308,992	182,385
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR14, Class 2A3, 2.63%, 10/25/36	349,147	255,519

		3,964,266

Fixed Rate — 17.8%
Banc of America Alternative Loan Trust, Series 2007-1, Class 2A2, 5.30%, 4/25/37 ¥	374,114	28,482
Banc of America Funding, Series 2007-4, Class 1A2, 5.50%, 6/25/37 ¥	568,281	309,809
Citigroup Mortgage Loan Trust, Series 2010-10 Class 7A1, 4.78%, 12/25/32 ¢	540,679	537,518
Countrywide Alternative Loan Trust, Series 2005-7CB, Class 2A4, 5.50%, 4/25/35	317,295	317,566
Credit Suisse First Boston Mortgage Securities Corporation,
6.22%, 4/25/33, Series 2003-8, Class DB1	1,048,052	922,852
6.00%, 12/25/35, Series 2005-11, Class 6A7 ¥	1,000,000	523,434
First Horizon Alternative Mortgage Securities, Series 2005-FA5, Class 3A2, 5.50%, 8/25/35 ¥	789,210	329,495
Goldman Sachs Mortgage Loan Trust, Series 2005-4F, Class B1, 5.77%, 5/25/35 ¥	2,288,626	1,455,291

The accompanying notes are an integral part of the financial statements.

6	AMERICAN INCOME FUND	2012 SEMIANNUAL REPORT

American Income Fund (MRF)

DESCRIPTION	PAR	FAIR VALUE ¶

GSMPS Mortgage Loan Trust,
7.50%, 6/19/32, Series 2001-2, Class A ¢	$196,311	$198,729
7.50%, 3/25/35, Series 2005-RP2, Class 1A2 ¢	682,711	683,211
7.50%, 9/25/35, Series 2005-RP3, Class 1A2 ¢	700,140	712,633
6.15%, 4/25/36, Series 2006-RP2, Class B2 ¥	1,322,577	168,818
6.74%, 3/25/43, Series 2003-1, Class B2 ¥	1,378,107	686,853
Impac Secured Assets Corporation, Series 2000-3, Class M1, 8.00%, 10/25/30 ¥	507,978	470,936
JP Morgan Alternative Loan Trust, Series 2006-S1, Class 1A19, 6.50%, 3/25/36	704,807	492,294
Lehman Mortgage Trust, Series 2008-6, Class 1A1, 5.82%, 7/25/47	213,237	203,841
MASTR Alternative Loans Trust,
7.00%, 1/25/34, Series 2004-1, Class 3A1	658,251	682,052
7.00%, 6/25/34, Series 2004-5, Class 6A1	884,790	936,961
MASTR Reperforming Loan Trust, Series 2005-1, Class 1A4, 7.50%, 8/25/34 ¢	695,827	726,639
Mortgage Equity Conversion Asset Trust, Series 2010-1A, Class A, 4.00%, 7/25/60 ¢	474,189	473,596
Nomura Asset Acceptance Corporation, Series 2004-R2, Class B1, 6.74%, 10/25/34 ¢ ¥	908,881	453,833
Residential Accredit Loans, ¥
5.00%, 6/25/18, Series 2003-QS12, Class M1	441,252	353,841
5.00%, 9/25/19, Series 2004-QS13, Class M3 ¿	13,631	—
Residential Asset Mortgage Products, Series 2003-SL1, Class M2, 7.33%, 4/25/31 ¥	677,622	458,673
Vericrest Opportunity Loan Transferee, ¢
9.08%, 12/26/50, Series 2011-NL1A, Class A2	750,000	758,180
5.68%, 6/25/51, Series 2011-NL2A, Class A1	408,072	409,500
5.19%, 9/25/51, Series 2011-NL3A, Class A1	408,373	409,380
Washington Mutual MSC Mortgage Pass-Through Certificates, Series 2004-RA3, Class 2A, 6.45%, 8/25/38	139,385	145,532
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-7, ¥
4.72%, 7/25/19, Class B2	309,944	262,125
4.72%, 7/25/19, Class B3	232,563	182,583

		14,294,657

Total Collateralized Mortgage Obligation - Private Mortgage-Backed Securities (Cost: $23,245,395)		18,258,923

Collateralized Mortgage Obligation - U.S. Agency Mortgage-Backed Securities — 1.4%
Fixed Rate — 1.4%
Federal National Mortgage Association,
7.09%, 2/25/42, Series 2002-W1, Class 2A	228,622	266,299
5.75%, 12/25/42, Series 2003-W1, Class B1 ¥	1,065,377	508,223
6.03%, 7/25/44, Series 2004-W14, Class B2 ¥	872,967	356,799

Total Collateralized Mortgage Obligation - U.S. Agency Mortgage-Backed Securities (Cost: $1,157,310)		1,131,321

Commercial Mortgage-Backed Securities — 21.2%
Other — 21.2%
Americold LLC Trust, Series 2010-ARTA, Class C, 6.81%, 1/14/29 ¢	405,000	448,215
Banc of America Commercial Mortgage, Series 2005-4, Class A5B, 5.00%, 7/10/45 r	500,000	534,012
Bear Stearns Commercial Mortgage Securities, r
5.72%, 9/11/38, Series 2006-PW12, Class A4	500,000	571,075
5.58%, 9/11/41, Series 2006-PW13, Class AM	500,000	527,120
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2007-CD5, Class A4, 5.89%, 11/15/44 r	500,000	577,903
Extended Stay America Trust, Series 2010-ESHA, Class D, 5.50%, 11/5/27 ¢	1,000,000	1,015,596
Greenwich Capital Commercial Funding Corporation,
5.44%, 3/10/39, Series 2007-GG9, Class A4	890,000	988,079
5.74%, 12/10/49, Series 2007-GG11, Class A4	1,465,000	1,634,357
GS Mortgage Securities Trust, Series 2007-GG10, Class A4, 5.79%, 8/10/45 r	500,000	558,995

AMERICAN INCOME FUND	2012 SEMIANNUAL REPORT	7

Schedule of Investments	February 29, 2012 (unaudited)

American Income Fund (MRF)

DESCRIPTION	PAR	FAIR VALUE ¶

JP Morgan Chase Commercial Mortgage Securities Corporation,
5.25%, 7/15/46, Series 2011-C4, Class C ¢ r	$750,000	$721,521
5.44%, 6/12/47, Series 2007-CB18, Class A4	600,000	674,483
5.79%, 2/12/51, Series 2007-CB20, Class A4 r	600,000	693,554
LB-UBS Commercial Mortgage Trust,
6.15%, 4/15/41, Series 2008-C1, Class A2 r	752,000	873,346
6.15%, 4/15/41, Series 2008-C1, Class AM r	210,000	223,124
5.87%, 9/15/45, Series 2007-C7, Class A3	600,000	681,602
Merrill Lynch Mortgage Trust, Series 2008-C1, Class A4, 5.69%, 2/12/51	960,000	1,092,801
Morgan Stanley Capital I, r
6.28%, 1/11/43, Series 2008-T29, Class A4	1,125,000	1,340,389
5.45%, 2/12/44, Series 2007-HQ11, Class A4	600,000	676,079
5.26%, 9/15/47, Series 2011-C1, Class C ¢	250,000	248,054
Morgan Stanley Reremic Trust, Series 2009-GG10, Class A4B, 5.79%, 8/12/45 ¢ r	1,000,000	1,035,302
Vornado DP LLC, Series 2010-VNO, Class A1, 2.97%, 9/13/28 ¢	489,176	508,182
Wachovia Bank Commercial Mortgage Trust, Series 2007-C30, Class A3, 5.25%, 12/15/43	375,065	383,735
WF-RBS Commercial Mortgage Trust, ¢
5.39%, 2/15/44, Series 2011-C2, Class C	250,000	251,902
5.34%, 3/15/44, Series 2011-C3, Class C	750,000	745,004

Total Commercial Mortgage-Backed Securities (Cost: $14,295,239)		17,004,430

Asset-Backed Securities — 17.6%
Home Equity — 10.9%
AH Mortgage Advance Trust, ¢
5.92%, 5/10/43, Series SART-1, Class B1	1,000,000	1,000,600
7.04%, 3/13/44, Series SART-3, Class 1D	1,487,000	1,495,416
Bayview Financial Acquisition Trust,
5.50%, 12/28/35, Series 2005-D, Class AF4 r	750,000	604,388
5.70%, 2/28/41, Series 2006-A, Class 1A5	1,184,678	1,123,689
Countrywide Asset-Backed Certificates, r
5.35%, 5/25/36, Series 2005-16, Class 2AF2	541,334	420,024
0.30%, 6/25/47, Series 2007-11, Class 2A1	36,722	36,436
GMAC Mortgage Servicer Advance Funding, Series 2011-1A, Class A, 3.72%, 3/15/23 ¢	600,000	600,600
Home Equity Mortgage Trust, Series 2004-6, Class M2, 5.82%, 4/25/35 ¥	631,199	435,241
Morgan Stanley ABS Capital I, Series 2007-NC2, Class A2A, 0.35%, 2/25/37 r	306,966	282,796
RBSSP Resecuritization Trust, ¢ r
0.57%, 7/26/36, Series 2010-8, Class 4A1	534,326	501,175
0.41%, 3/26/37, Series 2010-11, Class 2A1	449,085	430,137
Renaissance Home Equity Loan Trust,
5.14%, 11/25/35, Series 2005-3, Class AF4	1,000,000	746,938
5.75%, 2/25/36, Series 2005-4, Class A6	887,034	677,014
Residential Funding Mortgage Securities II, Series 2003-HI4, Class M1, 5.53%, 2/25/29	516,237	424,207

		8,778,661

Manufactured Housing — 5.0%
Green Tree, Series 2008-MH1, Class A1, 7.00%, 4/25/38 ¢ r	41,991	42,324
Green Tree Financial, Series 1994-2, Class A5, 8.30%, 5/15/19	48,694	49,827
Lehman ABS Manufactured Housing Contract Trust, Series 2001-B, Class A3, 4.35%, 4/15/40	413,280	422,849
Mid-State Trust, Series 2005-1, Class A, 5.75%, 1/15/40	984,546	1,003,432
Newcastle Investment Trust, Series 2010-MH1, Class A, 4.50%, 7/10/35 ¢	635,774	647,348
Origen Manufactured Housing,
6.64%, 1/15/35, Series 2004-A, Class M2	735,982	749,615
5.73%, 11/15/35, Series 2004-B, Class M1 r	314,153	331,598
5.99%, 1/15/37, Series 2005-B, Class M1	742,667	781,658

		4,028,651

The accompanying notes are an integral part of the financial statements.

8	AMERICAN INCOME FUND	2012 SEMIANNUAL REPORT

American Income Fund (MRF)

DESCRIPTION	PAR/ SHARES	FAIR VALUE ¶

Other — 1.7%
321 Henderson Receivables LLC, ¢
4.07%, 1/15/48, Series 2010-2A, Class A	$703,870	$721,214
9.31%, 7/15/61, Series 2010-1A, Class B	495,000	600,091

		1,321,305

Total Asset-Backed Securities (Cost: $13,867,198)		14,128,617

Investment Grade Corporate Bonds — 4.1%
Basic Industry — 0.3%
Southern Copper, 7.50%, 7/27/35	210,000	246,888

Finance — 2.5%
Bank of America, 5.00%, 5/13/21	500,000	497,889
Citigroup, 4.50%, 1/14/22	500,000	513,665
Goldman Sachs Group, 6.00%, 6/15/20	500,000	531,524
Morgan Stanley, 5.50%, 7/28/21	500,000	495,383

		2,038,461

Insurance — 0.5%
American International Group, 6.25%, 3/15/37	200,000	177,000
Lincoln National, 6.05%, 4/20/67 r	250,000	229,375

		406,375

Real Estate — 0.8%
Duke Realty LP, 5.50%, 3/1/16	200,000	212,208
HRPT Properties Trust - REIT, 6.25%, 8/15/16	400,000	428,982

		641,190

Total Investment Grade Corporate Bonds (Cost: $2,980,906)		3,332,914

Preferred Stocks — 2.0%
Banking — 0.5%
Bank of America, Series 5	19,000	397,860

Finance — 0.9%
Bank of America, Series L	200	188,520
First Niagara Financial Group	8,000	221,200
Goldman Sachs Group, Series A †	13,000	258,830

		668,550

Real Estate Investment Trusts — 0.6%
Cogdell Spencer, Series A	5,000	126,250
iStar Financial, Series G	1,000	18,590
LaSalle Hotel Properties, Series H	5,000	126,595
Northstar Realty Finance, Series A	4,000	98,400
Northstar Realty Finance, Series B	5,863	135,948

		505,783

Total Preferred Stocks (Cost: $1,463,055)		1,572,193

AMERICAN INCOME FUND	2012 SEMIANNUAL REPORT	9

Schedule of Investments	February 29, 2012 (unaudited)

American Income Fund (MRF)

DESCRIPTION	SHARES/ PAR	FAIR VALUE ¶

Closed-End Funds — 0.6%
Blackrock Credit Allocation Income Trust IV	32,000	$421,760
Pioneer Floating Rate Trust	7,000	92,470

Total Closed-End Funds (Cost: $486,936)		514,230

Short-Term Investments — 2.3%
Money Market Fund — 1.9%
First American Prime Obligations Fund, Class Z, 0.06% W	1,483,925	1,483,925

U.S. Treasury Obligation — 0.4%
U.S. Treasury Bill, 0.11%, 7/26/12 ☐	$350,000	349,846

Total Short-Term Investments (Cost: $1,833,882)		1,833,771

Total Investments ▲ — 137.8% (Cost: $110,504,542)		110,744,473

Other Assets and Liabilities, Net — (37.8)%		(30,398,919)

Total Net Assets — 100.0%		$80,345,554

¶	Securities are valued in accordance with procedures described in note 2 in Notes to Financial Statements.

¢	Securities purchased within terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, which may be sold only to dealers in that program or other “qualified institutional buyers”. On February 29, 2012, the total fair value of these investments was $24,129,511 or 30.0% of total net assets.

r	Variable Rate Security – The rate shown is the net coupon rate in effect as of February 29, 2012.

a	Securities pledged as collateral for outstanding reverse repurchase agreements. On February 29, 2012, securities valued at $12,823,948 were pledged as collateral for the following outstanding reverse repurchase agreements:

Amount	Acquisition Date	Rate*	Due	Accrued Interest	Name of Broker and Description of Collateral
$8,514,000	02/13/12	0.30%	03/14/12	$1,206	(1)
3,655,615	02/09/12	0.45%	03/09/12	960	(2)

$12,169,615				$2,166

*	Interest rate as of February 29, 2012. Rate is based on the one-month London Interbank Offered Rate (“LIBOR”) plus a spread and reset monthly.

Name of broker and description of collateral:

(1)	Goldman Sachs

Federal Home Loan Mortgage Corporation Gold, 6.50%, 11/1/28, $103,676 par

Federal National Mortgage Association, 6.00%, 12/1/13, $56,400 par

Federal National Mortgage Association, 7.00%, 7/1/17, $99,654 par

Federal National Mortgage Association, 5.00%, 11/1/18, $175,111 par

Federal National Mortgage Association, 5.00%, 2/1/21, $259,946 par

Federal National Mortgage Association, 6.00%, 5/1/29, $175,177 par

Federal National Mortgage Association, 7.00%, 9/1/31, $106,489 par

Federal National Mortgage Association, 5.50%, 6/1/33, $176,996 par

Federal National Mortgage Association, 6.00%, 1/1/34, $374,496 par

Federal National Mortgage Association, 5.50%, 2/1/34, $457,474 par

Federal National Mortgage Association, 6.00%, 3/1/34, $323,286 par

Federal National Mortgage Association, 6.00%, 1/1/35, $430,569 par

Federal National Mortgage Association, 5.00%, 7/1/35, $562,102 par

Federal National Mortgage Association, 5.50%, 3/1/36, $410,161 par

Federal National Mortgage Association, 6.00%, 6/1/36, $1,023,349 par

Federal National Mortgage Association, 5.50%, 4/1/37, $869,888 par

The accompanying notes are an integral part of the financial statements.

10	AMERICAN INCOME FUND	2012 SEMIANNUAL REPORT

American Income Fund (MRF)

Federal National Mortgage Association, 5.00%, 6/1/37, $773,341 par

Federal National Mortgage Association, 5.50%, 6/1/38, $883,261 par

Government National Mortgage Association, 5.50%, 8/15/33, $634,740 par

Government National Mortgage Association, 6.00%, 7/15/34, $307,198 par

(2)	Barclays

Federal Home Loan Mortgage Corporation Gold, 5.50%, 10/1/33, $419,470 par

Federal National Mortgage Association, 5.00%, 2/1/19, $287,112 par

Federal National Mortgage Association, 5.50%, 4/1/21, $240,027 par

Federal National Mortgage Association, 6.50%, 6/1/32, $152,315 par

Federal National Mortgage Association, 2.26%, 10/1/32, $184,601 par

Federal National Mortgage Association, 5.50%, 11/1/33, $606,965 par

Federal National Mortgage Association, 6.00%, 11/1/33, $192,919 par

Federal National Mortgage Association, 5.50%, 12/1/33, $346,874 par

Federal National Mortgage Association, 6.50%, 6/1/34, $433,262 par

Federal National Mortgage Association, 5.50%, 3/1/35, $592,699 par

«	Security purchased on a when-issued basis. On February 29, 2012, the total cost of investments purchased on a when-issued basis was $18,781,683 or 23.4% of total net assets. See note 2 in the Notes to Financial Statements.

¥	Security considered illiquid. As of February 29, 2012, the fair value of these investments was $8,039,802 or 10.0% of total net assets. See note 2 in Notes to Financial Statements.

¿	Loan is currently in default with regards to scheduled interest and/or principal payments.

W	Investment in affiliated security. This money market fund is advised by U.S. Bancorp Asset Management, Inc., which also serves as advisor for the fund. The rate shown is the annualized seven-day effective yield as of February 29, 2012.

☐	Security has been deposited as initial margin on open futures contracts. Yield shown is effective yield as of February 29, 2012.

▲	On February 29, 2012, the cost of investments for federal income tax purposes was approximately $110,504,542. The approximate aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were as follows:

Gross unrealized appreciation......	$6,681,272
Gross unrealized depreciation......	(6,441,341)

Net unrealized appreciation......	$239,931

REIT	– Real Estate Investment Trust

Schedule of Open Futures Contracts
Description	Settlement Month	Number of Contracts Sold	Notional Contract Value	Unrealized Appreciation (Depreciation)
U.S. Treasury 2 year Note Futures	June 2012	3	$(660,703)	$(101)
U.S. Treasury 5 year Note Futures	June 2012	95	(11,701,328)	(9,506)
U.S. Treasury 10 year Note Futures	June 2012	39	(5,107,172)	4,030
U.S. Treasury Long Bond Futures	June 2012	17	(2,408,156)	14,968

				$9,391

AMERICAN INCOME FUND	2012 SEMIANNUAL REPORT	11

Statement of Assets and Liabilities	¦ February 29, 2012 (unaudited)

Assets:
Unaffiliated investments, at fair value (Cost: $109,020,617) (note 2)	$109,260,548
Affiliated money market fund, at fair value (Cost: $1,483,925)	1,483,925
Receivable for investments sold	163,578
Receivable for accrued dividends and interest	809,666
Receivable for accrued dividends in affiliated money market fund	77
Receivable for futures variation margin (note 2)	50,250
Prepaid expenses and other assets	44,579

Total assets	111,812,623

Liabilities:
Payable for investments purchased	19,206,090
Payable for reverse repurchase agreements (note 2)	12,169,615
Bank overdraft	2
Payable for investment advisory fees	40,746
Payable for administration fees	6,268
Payable for audit fees	25,145
Payable for legal fees	7,981
Payable for interest expense	2,166
Payable for other expenses	9,056

Total liabilities	31,467,069

Net assets applicable to outstanding capital stock	$80,345,554

Composition of net assets:
Capital stock and additional paid-in capital	$82,842,004
Distributions in excess of net investment income	(112,213)
Accumulated net realized loss on investments and futures contracts	(2,633,559)
Net unrealized appreciation of investments	239,931
Net unrealized appreciation of futures contracts	9,391

Total–representing net assets applicable to capital stock	$80,345,554

Net asset value and market price of capital stock:
Net assets applicable to capital stock	$80,345,554
Shares outstanding (authorized 200 million shares of $0.01 par value)	9,464,150
Net asset value per share	$8.49
Market price per share	$7.98

The accompanying notes are an integral part of the financial statements.

12	AMERICAN INCOME FUND	2012 SEMIANNUAL REPORT

Statement of Operations	¦ For the six-month period ended February 29, 2012 (unaudited)

Investment Income:
Interest from unaffiliated investments	$3,301,891
Dividends from unaffiliated investments	50,586
Dividends from affiliated money market fund	324

Total investment income	3,352,801

Expenses (note 3):
Investment advisory fees	253,249
Interest expense	22,836
Administration fees	38,961
Custodian fees	1,956
Postage and printing fees	15,885
Transfer agent fees	8,678
Listing fees	11,819
Directors’ fees	46,231
Legal fees	19,216
Audit fees	27,698
Insurance fees	12,533
Pricing fees	3,503
Other expenses	16,904

Total expenses	479,469

Less: Fee reimbursements (note 3)	(926)

Total net expenses	478,543

Net investment income	2,874,258

Net realized and unrealized gains (losses) on investments and futures contracts (notes 2 and 4):
Net realized gain (loss) on:
Investments	575,229
Futures contracts	(379,657)
Net change in unrealized appreciation or depreciation of:
Investments	578,804
Futures contracts	7,379

Net gain on investments and futures contracts	781,755

Net increase in net assets resulting from operations	$3,656,013

The accompanying notes are an integral part of the financial statements.

AMERICAN INCOME FUND	2012 SEMIANNUAL REPORT	13

Statements of Changes in Net Assets

	Six-Month Period Ended 2/29/12 (unaudited)	Year Ended 8/31/11
Operations:
Net investment income	$2,874,258	$5,959,946
Net realized gain (loss) on:
Investments	575,229	2,339,658
Futures contracts	(379,657)	(1,565,979)
Net change in unrealized appreciation or depreciation of:
Investments	578,804	(60,844)
Futures contracts	7,379	81,674

Net increase in net assets resulting from operations	3,656,013	6,754,455

Distributions to shareholders (note 2):
From net investment income	(2,981,236)	(6,291,583)

Capital Share Transactions:
Net proceeds from shares issued to shareholders from reinvestment of distributions	—	85,448

Total increase in net assets	674,777	548,320

Net assets at beginning of period	79,670,777	79,122,457

Net assets at end of period	$80,345,554	$79,670,777

Distribution in excess of net investment income	$(112,213)	$(5,235)

The accompanying notes are an integral part of the financial statements.

14	AMERICAN INCOME FUND	2012 SEMIANNUAL REPORT

Statement of Cash Flows	¦ For the six-month period ended February 29, 2012 (unaudited)

Cash flows from operating activities:
Net increase in net assets resulting from operations	$3,656,013
Adjustments to reconcile net increase in net assets resulting from operations to net cash provided by operating activities:
Purchases of investments	(134,237,570)
Proceeds from sales of investments	137,973,149
Net purchases/sales of short-term investments	(1,035,802)
Net amortization of bond discount and premium	(170,973)
Net change in unrealized appreciation or depreciation of investments	(586,183)
Net realized gain/loss on investments	(195,572)
Decrease in receivable for accrued dividends and interest	71,273
Increase in prepaid expenses and other assets	(9,184)
Decrease in receivable for futures variation margin	(368,716)
Decrease in accrued fees and expenses	(24,846)

Net cash provided by operating activities	5,071,589

Cash flows from financing activities:
Net payments for reverse repurchase agreements	(2,090,355)
Distributions paid to shareholders	(2,981,236)

Net cash used in financing activities	(5,071,591)

Net decrease in cash	(2)
Cash at beginning of period	—

Bank overdraft at end of period	$(2)

Supplemental disclosure of cash flow information:
Cash paid for interest	$23,224

The accompanying notes are an integral part of the financial statements.

AMERICAN INCOME FUND	2012 SEMIANNUAL REPORT	15

Financial Highlights

Per-share data for an outstanding common share throughout each period and selected information for each period are as follows:

	Six-Month Period Ended 2/29/12 (unaudited)		Year Ended August 31,
			2011	2010	2009	2008	2007
Per-Share Data
Net asset value, beginning of period	$8.42		$8.37	$7.50	$7.51	$8.66	$8.77

Operations:
Net investment income	0.30		0.63	0.71	0.65	0.53	0.50
Net realized and unrealized gain (losses) on investments, futures contracts, and swap agreements	0.09		0.08	0.91	(0.03)	(1.16)	(0.10)

Total from operations	0.39		0.71	1.62	0.62	(0.63)	0.40

Distributions to shareholders:
From net investment income	(0.32)		(0.66)	(0.72)	(0.63)	(0.52)	(0.51)
Tax return of capital	—		—	(0.03)	—	—	—

Total distributions	(0.32)		(0.66)	(0.75)	(0.63)	(0.52)	(0.51)

Net asset value, end of period	$8.49		$8.42	$8.37	$7.50	$7.51	$8.66

Market value, end of period	$7.98		$7.72	$8.64	$7.15	$7.13	$8.00

Selected Information
Total return, net asset value [1]	4.75	% [4]	8.75%	22.59%	9.64%	(7.68)%	4.68%
Total return, market value [2]	7.75	% [4]	(3.15)%	32.84%	10.70%	(4.61)%	6.32%
Net assets at end of period (in millions)	$80		$80	$79	$71	$71	$82
Ratio of expenses to average weekly net assets excluding interest expense before fee reimbursements	1.17	% [5]	1.11%	1.03%	1.06%	1.01%	0.98%
Ratio of expenses to average weekly net assets excluding interest expense after fee reimbursements	1.17	% [5]	1.11%	1.03%	1.06%	1.01%	0.98%
Ratio of expenses to average weekly net assets before fee reimbursements	1.23	% [5]	1.17%	1.11%	1.56%	2.22%	2.27%
Ratio of expenses to average weekly net assets after fee reimbursements	1.23	% [5]	1.17%	1.11%	1.56%	2.22%	2.27%
Ratio of net investment income to average weekly net assets before fee reimbursements	7.39	% [5]	7.37%	8.88%	9.55%	6.38%	5.70%
Ratio of net investment income to average weekly net assets after fee reimbursements	7.39	% [5]	7.37%	8.88%	9.55%	6.39%	5.70%
Portfolio turnover rate	124%		265%	273%	140%	59%	107%
Amount of borrowings outstanding at end of period (in millions)	$12		$14	$19	$19	$23	$16
Per-share amount of borrowings outstanding at end of period	$1.29		$1.50	$2.00	$2.06	$2.39	$1.73
Per-share amount of net assets, excluding borrowings, at end of period	$9.78		$9.92	$10.37	$9.56	$9.90	$10.39
Asset coverage ratio [3]	760%		659%	517%	464%	414%	600%

[1]	Assumes reinvestment of distributions at net asset value.
[2]	Assumes reinvestment of distributions at actual prices pursuant to the fund’s dividend reinvestment plan.
[3]	Represents net assets, excluding borrowings, at end of period divided by borrowings outstanding at end of period.
[4]	Total return has not been annualized.
[5]	Annualized.

The accompanying notes are an integral part of the financial statements.

16	AMERICAN INCOME FUND	2012 SEMIANNUAL REPORT

Notes to Financial Statements	(unaudited as to February 29, 2012)

(1)	Organization

American Income Fund, Inc. (the “fund”) is registered under the Investment Company Act of 1940 (as amended) as a diversified, closed-end management investment company. The fund invests in fixed-income securities, primarily in mortgage-backed securities. The fund also invests in other debt securities, such as collateralized mortgage obligations (CMOs) and asset-backed securities, high-yield bonds, corporate bonds, and preferred stock. The fund will invest at least 65% of its total assets in investment-grade securities under normal market conditions. No more than 35% of the fund’s total assets may be held in high-yield issues. The fund is authorized to borrow funds or issue senior securities in amounts not exceeding 33 1/3% of its total assets. Fund shares are listed on the New York Stock Exchange (“NYSE”) under the symbol MRF.

(2)	Summary of Significant Accounting Policies

Security Valuations

Security valuations for the fund’s investments are generally furnished by an independent pricing service that has been approved by the fund’s board of directors. Investments in equity securities that are traded on a national securities exchange (or reported on the Nasdaq national market system) are stated at the last quoted sales price if readily available for such securities on each business day. For securities traded on the Nasdaq national market system, the fund utilizes the Nasdaq Official Closing Price which compares the last trade to the bid/ask price of a security. If the last trade falls within the bid/ask range, then that price will be the closing price. If the last trade is outside the bid/ask range, and falls above the ask, the ask price will be the closing price. If the last trade is below the bid, the bid will be the closing price. Other equity securities traded in the over-the-counter market and listed equity securities for which no sale was reported on that date are stated at the last quoted bid price.

Debt obligations exceeding 60 days to maturity are valued by an independent pricing service that has been approved by the fund’s board of directors. The pricing service may employ methodologies that utilize actual market transactions, broker-dealer supplied valuations, or other formula-driven valuation techniques. These techniques generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings, and general market conditions. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates market value. Investments in open-end funds are valued at their respective net asset values on the valuation date.

The following investment vehicles, when held by the fund, are priced as follows: exchange listed futures and options on futures are priced at their last sale price on the exchange on which they are principally traded, as determined by the fund’s investment advisor, U.S. Bancorp Asset Management, Inc. (“USBAM”), on the day the valuation is made. If there were no sales on that day, futures and options on futures will be valued at the last reported bid price. Options on securities, indices, and currencies traded on Nasdaq or listed on a stock exchange, whether domestic or foreign, are valued at the last sale price on Nasdaq or on any exchange on the day the valuation is made. If there were no sales on that day, the options will be valued at the last sale price on the previous valuation date. Last sale prices are obtained from an independent pricing service. Swaps and over-the-counter options on securities, indices, and currencies are valued at the quotations received from an independent pricing service, if available.

When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the fund’s board of directors. Some of the factors that may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on disposition; trading in similar securities of the same issuer or comparable companies; information from broker-dealers; and an evaluation of the forces that influence the market in which the securities are purchased or sold. If events occur that materially affect the value of securities (including non-U.S. securities) between the close of trading in those securities and the close of regular trading on the New York Stock Exchange, the securities will be valued at fair value. The use of fair value pricing by the fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without fair value pricing. As of February 29, 2012, the fund held no internally fair valued securities.

AMERICAN INCOME FUND	2012 SEMIANNUAL REPORT	17

Notes to Financial Statements

Generally accepted accounting principles (“GAAP”) require disclosures regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or technique. These principles establish a three-tier fair value hierarchy for inputs used in measuring fair value. Fair value inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Other significant observable inputs (including quoted prices for similar securities, with similar interest rates, prepayment speeds, credit risk, etc.).

Level 3 - Significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments). Generally, the types of securities included in Level 3 of the fund are securities for which there are limited or no observable fair value inputs available, and as such the fair value is determined through independent broker quotations or management’s fair value procedures established by the fund’s board of directors.

The fair value levels are not necessarily an indication of the risk associated with investing in these investments.

As of February 29, 2012, the fund’s investments were classified as follows:

	Level 1	Level 2	Level 3	Total Fair Value
Investments
High Yield Corporate Bonds	$—	$20,857,950	$349,243	$21,207,193
U.S. Government Agency Mortgage-Backed Securities	—	31,760,881	—	31,760,881
Collateralized Mortgage Obligation – Private Mortgage-Backed Securities	—	17,785,327	473,596	18,258,923
Collateralized Mortgage Obligation – U.S. Agency Mortgage-Backed Securities	—	1,131,321	—	1,131,321
Commercial Mortgage-Backed Securities	—	17,004,430	—	17,004,430
Asset-Backed Securities	—	12,633,201	1,495,416	14,128,617
Investment Grade Corporate Bonds	—	3,332,914	—	3,332,914
Preferred Stocks	1,313,363	—	258,830	1,572,193
Closed-End Fund	514,230	—	—	514,230
Short-Term Investments	1,483,925	349,846	—	1,833,771

Total Investments	$3,311,518	$104,855,870	$2,577,085	$110,744,473

Refer to Schedule of Investments for further industry breakout.

As of February 29, 2012, the fund’s investments in other financial instruments* were classified as follows:

	Level 1	Level 2	Level 3	Total Fair Value
Futures Contracts Outstanding	$9,391	$—	$—	$9,391

Total Other Financial Instruments	$9,391	$—	$—	$9,391

*Other financial instruments are derivative instruments such as futures and swaps, which are valued at the unrealized appreciation (depreciation) on the instrument.

18	AMERICAN INCOME FUND	2012 SEMIANNUAL REPORT

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	High Yield Corporate Bonds	Collateralized Mortgage Obligation- Private Mortgage- Backed Securities	Asset- Backed Securities	Preferred Stocks	Total Fair Value
Balance as of August 31, 2011	$449,074	$750,000	$—	$261,820	$1,460,894
Accrued discounts/premiums	236	84	1	—	321
Realized gain (loss)	(498)	132	—	—	(366)
Net change in unrealized appreciation or depreciation	25,832	(884)	8,605	(2,990)	30,563
Purchases	371,896	—	1,486,810	—	1,858,706
Sales	(219,087)	(7,670)	—	—	(226,757)
Net transfers in and/or (out) of Level 3	(278,210)	(268,066)	—	—	(546,276)

Balance as of February 29, 2012	$349,243	$473,596	$1,495,416	$258,830	$2,577,085

Net change in unrealized appreciation or depreciation during the period of Level 3 investments held as of February 29, 2012	$25,832	$(884)	$8,605	$(2,990)	$30,563

During the six-month period ended February 29, 2012, the fund recognized no transfers between Level 1 and Level 2. Transfers into or out of Level 3 are shown using beginning of period values.

Security Transactions and Investment Income

For financial statement purposes, the fund records security transactions on the trade date of the security purchase or sale. Dividend income is recorded on the ex-dividend date. Interest income, including accretion of bond discounts and amortization of bond premiums, is recorded on an accrual basis. Security gains and losses are determined on the basis of identified cost, which is the same basis used for federal income tax purposes. The resulting gain/loss is calculated as the difference between the sales price and the underlying cost of the security on the transaction date.

Distributions to Shareholders

Distributions from net investment income are declared and paid on a monthly basis. Any net realized capital gains on sales of securities for the fund are distributed to shareholders at least annually. Such distributions are payable in cash or, pursuant to the fund’s dividend reinvestment plan, reinvested in additional shares of the fund’s capital stock. Under the plan, fund shares will be purchased in the open market unless the market price plus commissions exceeds the net asset value by 5% or more. If, at the close of business on the dividend payment date, the shares purchased in the open market are insufficient to satisfy the dividend reinvestment requirement, the fund may issue new shares at a discount of up to 5% from the current market price.

Federal Taxes

The fund intends to continue to qualify as a regulated investment company (“RIC”) as provided in Subchapter M of the Internal Revenue Code, as amended, and to distribute all taxable income, if any, to its shareholders. Accordingly, no provision for federal income taxes is required.

As of February 29, 2012, the fund did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable taxing authority. Generally, tax authorities can examine all the tax returns filed for the last three years.

Net investment income and net realized gains and losses may differ for financial statement and tax purposes because of temporary or permanent book/tax differences. These differences are primarily due to post-October losses, expiration of capital loss carry forwards, paydown gains and losses, and the tax recognition of

AMERICAN INCOME FUND	2012 SEMIANNUAL REPORT	19

Notes to Financial Statements

mark-to-market gains and losses on open futures contracts. To the extent these differences are permanent, reclassifications are made to the appropriate capital accounts in the fiscal period that the differences arise.

The character of distributions made during the fiscal period from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. In addition, due to the timing of dividend distributions, the fiscal period in which amounts are distributed may differ from the fiscal period that the income or realized gains or losses were recorded by the fund.

The character of distributions paid during the six-month period ended February 29, 2012 (estimated) and the fiscal year ended August 31, 2011, were as follows:

	2/29/12	8/31/11
Distributions paid from:
Ordinary income	$2,981,236	$6,291,583
Return of Capital	—	—

Total	$2,981,236	$6,291,583

As of August 31, 2011, the fund’s most recently completed fiscal year-end, the components of accumulated earnings (deficit) on a tax basis were as follows:

Accumulated capital and post-October losses	$(1,932,031)
Unrealized appreciation (depreciation)	(1,228,403)
Other accumulated gain (loss)	(10,793)

Accumulated earnings (deficits)	$(3,171,227)

For federal income tax purposes, the fund had capital loss carryovers at August 31, 2011, the fund’s most recently completed fiscal year-end, which, if not offset by subsequent capital gains, will expire on the fund’s fiscal year-end as follows:

Capital Loss Carryover	Expiration
$1,449,151	2017

The fund incurred losses of $482,880 for the period from November 1, 2010 to August 31, 2011. As permitted by tax regulations, the fund intends to elect to defer and treat those losses as arising in the fiscal year ended August 31, 2012.

Derivatives

The fund may invest in derivative financial instruments in order to manage risk or gain exposure to various other investments or markets. The fund’s investment objective allows the fund to enter into various types of derivative contracts, including, but not limited to, futures contracts, foreign exchange contracts, credit default swaps, interest rate swaps, total return swaps, currency swaps, and purchased and written options. Derivatives may contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and the potential for market movements that may expose the fund to gains or losses in excess of the amounts shown on the Statement of Assets and Liabilities.

Futures Transactions

In order to protect against changes in interest rates, the fund may buy and sell interest rate futures contracts. Upon entering into a futures contract, the fund is required to deposit cash or pledge U.S. Government securities. Subsequent payments, which are dependent on the daily fluctuations in the value of the underlying security or securities, are made or received by the fund each day (daily variation margin) and recorded as unrealized gains (losses) until the contract is closed. When the contract is closed, the fund records a realized gain (loss) equal to the difference between the proceeds from (or cost of) the closing transaction and the fund’s basis in the contract.

20	AMERICAN INCOME FUND	2012 SEMIANNUAL REPORT

Risks of entering into futures contracts, in general, include the possibility that there will not be a perfect price correlation between the futures contracts and the underlying securities. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a futures position prior to its maturity date. Third, the purchase of a futures contract involves the risk that the fund could lose more than the original margin deposit required to initiate a futures transaction. These contracts involve market risk in excess of the amount reflected in the fund’s Statement of Assets and Liabilities. Unrealized gains (losses) on outstanding positions in futures contracts held at the close of the period will be recognized as capital gains (losses) for federal income tax purposes. As of February 29, 2012, the fund had outstanding futures contracts as disclosed in the Schedule of Investments.

Swap Agreements

The fund may invest in swap agreements. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The fund may enter into credit default, interest rate, and total return swap agreements to manage exposure to credit and interest rate risk. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Swap agreements are marked-to-market daily based upon quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss in the Statement of Operations. Payments received or made at the beginning of the measurement period are reflected on the Statement of Assets and Liabilities. A liquidation payment received or made at the termination of the swap agreement is recorded as realized gain or loss in the Statements of Operations. Net periodic payments received by the fund is included as part of interest from unaffiliated investments on the Statements of Operations. Entering into these agreements involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements, and that there may be unfavorable changes in interest rates.

Credit Default Swaps

The fund is subject to credit risk in the normal course of pursuing its investment objective. The fund may enter into credit default swaps to manage its exposure to the market or certain sectors of the market, to reduce its risk exposure to defaults of corporate and sovereign issuers, or to create exposure to corporate or sovereign issuers to which it is not otherwise exposed. Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event of a default or other credit event for the reference entity or index. As a seller of protection on credit default swap agreements, the fund will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, the fund would effectively add leverage to its portfolio because, in addition to its total net assets, the fund would be subject to investment exposure on the notional amount of the swap.

If a fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the reference entity, other deliverable obligations or underlying securities comprising the reference index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the reference entity or underlying securities comprising the reference index. If the fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the reference entity, other deliverable obligations or underlying securities comprising the reference index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the reference entity or underlying securities comprising the

AMERICAN INCOME FUND	2012 SEMIANNUAL REPORT	21

Notes to Financial Statements

reference index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Implied credit spreads, represented in absolute terms, utilized in determining the value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end are disclosed in the footnotes to the Schedules of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular reference entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the reference entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that the fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. As of February 29, 2012, the fund had no outstanding credit default swap agreements.

Interest Rate Swaps

The fund is subject to interest rate risk exposure in the normal course of pursuing its investment objective. Because the fund holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the fund may enter into interest rate swap contracts. Interest rate swap agreements involve the exchange by the fund with another party of their respective commitments to pay or receive interest with respect to the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the counterparty may terminate the swap transaction in whole at zero cost by a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swap, under which two parties can exchange variable interest rates based on different money markets. The fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the contract’s remaining life, to the extent that the amount is positive. This risk is mitigated by having a master netting arrangement between the fund and the counterparty and by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty. As of February 29, 2012, the fund had no outstanding interest rate swap agreements.

Total Return Swaps

Total return swap agreements on indices involve commitments to pay interest in exchange for a market-linked return. One counterparty pays out the total return of a specific reference asset, which may be an equity, index, or bond, and in return receives a regular stream of payments. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. As of February 29, 2012, the fund had no outstanding total return swap agreements.

22	AMERICAN INCOME FUND	2012 SEMIANNUAL REPORT

Options Transactions

The fund may utilize options in an attempt to manage market or business risk or enhance its yield. When a call or put option is written, an amount equal to the premium received is recorded as a liability. The liability is marked-to-market daily to reflect the current value of the option written. When a written option expires, a gain is realized in the amount of the premium originally received. If a closing purchase contract is entered into, a gain or loss is realized in the amount of the original premium less the cost of the closing transaction. If a written call is exercised, a gain or loss is realized from the sale of the underlying security, and the proceeds from such sale are increased by the premium originally received. If a written put option is exercised, the amount of the premium originally received reduces the cost of the security that is purchased upon exercise of the option.

Purchased options are recorded as investments and marked-to-market daily to reflect the current value of the option contract. If a purchased option expires, a loss is realized in the amount of the cost of the option. If a closing transaction is entered into, a gain or loss is realized to the extent that the proceeds from the sale are greater or less than the cost of the option. If a put option is exercised, a gain or loss is realized from the sale of the underlying security by adjusting the proceeds from such sale by the amount of the premium originally paid. If a call option is exercised, the cost of the security purchased upon exercise is increased by the premium originally paid. As of February 29, 2012, the fund had no written or purchased options outstanding.

Derivatives Support

For the six-month period ended February 29, 2012, the quarterly average gross notional amounts of the derivatives held by the fund were $20,798,823 for futures held short.

As of February 29, 2012, the fund’s asset and liability values of derivative instruments categorized by risk exposure were classified as follows:

Liability Derivatives	Statement of Assets and Liabilities Location	Value
Interest Rate Contracts	Payables, Net Assets-Unrealized Depreciation*	$9,391

Balance as of February 29, 2012		$9,391

* Includes cumulative appreciation (depreciation) of futures contracts as reported in the footnotes to the fund’s Schedule of Investments. Only the current day’s variation margin is reported within the Statement of Assets and Liabilities.

The effect of derivative instruments on the Statement of Operations for the six-month period ended February 29, 2012:

Amount of realized gain (loss) on derivatives recognized in income:

Futures
Interest Rate Contracts	$(379,657)

Change in unrealized appreciation (depreciation) on derivatives recognized in income:

Futures
Interest Rate Contracts	$7,379

Securities Purchased on a When-Issued Basis

Delivery and payment for securities that have been purchased by the fund on a when-issued or forward-commitment basis can take place up to a month or more after the transaction date. Such securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The fund segregates assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a when-issued or forward-commitment basis may increase the volatility of the fund’s net asset value if the fund makes such purchases while remaining substantially fully invested. As of February 29, 2012, the fund had when-issued or forward-commitment securities outstanding with a total cost of $18,781,683.

AMERICAN INCOME FUND	2012 SEMIANNUAL REPORT	23

Notes to Financial Statements

In connection with the ability to purchase securities on a when-issued basis, the fund may also enter into dollar rolls in which the fund sells securities purchased on a forward-commitment basis and simultaneously contracts with a counterparty to repurchase similar (same type, coupon, and maturity), but not identical securities on a specified future date. As an inducement for the fund to “rollover” its purchase commitments, the fund receives negotiated amounts in the form of reductions of the purchase price of the commitment. Dollar rolls are considered a form of leverage. As of February 29, 2012, the fund had no dollar roll transactions.

Illiquid or Restricted Securities

A security may be considered illiquid if it lacks a readily available market. Securities are generally considered liquid if they can be sold or disposed of in the ordinary course of business within seven days at approximately the value at which the security is valued by the fund. Illiquid securities may be valued under methods approved by the fund’s board of directors as reflecting fair value. The fund intends to invest no more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Certain restricted securities may be considered illiquid. Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and may be valued under methods approved by the fund’s board of directors as reflecting fair value. Certain restricted securities eligible for resale to qualified institutional investors, including rule 144A securities, are not subject to the limitation on a fund’s investment in illiquid securities if they are determined to be liquid in accordance with procedures adopted by the fund’s board of directors. As of February 29, 2012, the fund held 22 illiquid securities, the value of which was $8,039,802, which represents 10.0% of total net assets.

Information concerning illiquid securities, including restricted securities considered to be illiquid, is as follows:

Securities	Par	Date Acquired	Cost Basis
Banc of America Alternative Loan Trust, Series 2007-1, Class 2A2, 5.30%, 4/25/37	$374,114	10/07	$367,233
Banc of America Funding, Series 2007-4, Class 1A2, 5.50%, 6/25/37	568,281	9/07	548,644
Credit Suisse First Boston Mortgage Securities Corporation, Series 2005-11, Class 6A7 6.00%, 12/25/35	1,000,000	5/06	969,836
First Horizon Alternative Mortgage Securities, Series 2005-FA5, Class 3A2, 5.50%, 8/25/35	789,210	9/07	755,474
Federal National Mortgage Association,
5.75%, 12/25/42, Series 2003-W1, Class B1	1,065,377	9/10	688,722
6.03%, 7/25/44, Series 2004-W14, Class B2	872,967	3/11	230,374
Goldman Sachs Mortgage Loan Trust,
3.04%, 1/25/35, Series 2005-AR1, Class B1	1,276,874	5/06	1,245,526
5.77%, 5/25/35, Series 2005-4F, Class B1	2,288,626	5/06	1,295,161
GSMPS Mortgage Loan Trust,
6.15%, 4/25/36, Series 2006-RP2, Class B1	1,469,582	8/11	429,198
6.15%, 4/25/36, Series 2006-RP2, Class B2	1,322,577	3/11	282,066
6.74%, 3/25/43, Series 2003-1, Class B2	1,378,107	5/03	1,472,835
Home Equity Mortgage Trust, Series 2004-6, Class M2, 5.82%, 4/25/35	631,199	3/09	229,611
Impac Secured Assets Corporation, Series 2000-3, Class M1, 8.00%, 10/25/30	507,978	3/08	442,957
JP Morgan Mortgage Trust, Series 2006-A7, Class 3A4, 5.65%, 1/25/37	143,857	9/07	141,226
Nomura Asset Acceptance Corporation, Series 2004-R2, Class B1, 6.74%, 10/25/34	908,881	9/04	937,151
Residential Accredit Loans,
5.00%, 6/25/18, Series 2003-QS12, Class M1	441,252	11/05	435,536
5.00%, 9/25/19, Series 2004-QS13, Class M3	13,631	9/08	2,969
Residential Asset Mortgage Products, Series 2003-SL1, Class M2, 7.33%, 4/25/31	677,622	10/03	703,554
Washington Mutual Mortgage Pass-Through Certificates, Series 2007-HY2, Class 3A2 5.39%, 9/25/36	592,262	9/07	580,930
Washington Mutual MSC Mortgage Pass-Through Certificates, Series 2003-AR3, Class B1, 2.46%, 6/25/33	308,992	6/03	317,420
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-7
4.72%, 7/25/19, Class B2	309,944	8/04	305,054
4.72%, 7/25/19, Class B3	232,563	8/04	225,701

24	AMERICAN INCOME FUND	2012 SEMIANNUAL REPORT

Reverse Repurchase Agreements

Reverse repurchase agreements involve the sale of a portfolio-eligible security by the fund coupled with an agreement to repurchase the security at a specified date and price. Reverse repurchase agreements may increase volatility of the fund’s net asset value and involve the risk that interest costs on money borrowed may exceed the return on securities purchased with that borrowed money. Reverse repurchase agreements are considered to be borrowings by the fund and are subject to the fund’s overall restriction on borrowing, under which it must maintain asset coverage of at least 300%. For the six-month period ended February 29, 2012, the weighted average borrowings outstanding were $ 13,019,013. The weighted average interest rate paid by the fund on such borrowings was 0.35%.

Repurchase Agreements

For repurchase agreements entered into with certain broker-dealers, the fund, along with other affiliated registered investment companies, may transfer uninvested cash balances into a joint trading account, the daily aggregate balance of which is invested in repurchase agreements secured by U.S. Government or agency obligations. Securities pledged as collateral for all individual and joint repurchase agreements are held by the fund’s custodian bank until maturity of the repurchase agreement. All agreements require that the daily market value of the collateral be in excess of the repurchase amount, including accrued interest, to protect the fund in the event of a default. As of February 29, 2012, the fund had no outstanding repurchase agreements.

Deferred Compensation Plan

Prior to January 1, 2011, non-interested directors of the First American Family of Funds were able to defer receipt of part or all of their annual compensation under a Deferred Compensation Plan (the “Plan”). Deferred amounts were treated as though equivalent dollar amounts had been invested in shares of open-end First American Funds, as designated by each director. The Plan was terminated effective December 31, 2010. All amounts held in the Plan are 100% vested and outstanding account balances under the Plan are obligations of the funds into which amounts were deferred. Deferred amounts remain in the funds until distributed in accordance with the Plan.

Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements, in conformity with GAAP, requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported results of operations during the reporting period. Actual results could differ from these estimates.

Events Subsequent to Period End

Management has evaluated fund related events and transactions that occurred subsequent to February 29, 2012, through the date of issuance of the fund’s semiannual financial statements. There were no events or transactions that occurred during this period that materially impacted the amounts or disclosures in the fund’s financial statements.

(3)	Fees and Expenses

Investment Advisory Fees

Pursuant to an investment advisory agreement, USBAM, a subsidiary of U.S. Bank National Association (“U.S. Bank”), manages the fund’s assets and furnishes related office facilities, equipment, research, and personnel. The agreement provides USBAM with a monthly investment advisory fee in an amount equal to an annualized rate of 0.65% of the fund’s average weekly net assets. For its fee, USBAM provides investment advice and, in general, conducts the management and investment activities of the fund.

The fund may invest in related money market funds that are a series of First American Funds, Inc., subject to certain limitations. In order to avoid the payment of duplicative investment advisory fees to USBAM, which acts as the investment advisor to both the fund and the related money market funds, USBAM will reimburse the fund an amount equal to that portion of USBAM’s investment advisory fee received from the related money market funds

AMERICAN INCOME FUND	2012 SEMIANNUAL REPORT	25

Notes to Financial Statements

that is attributable to the assets of the fund. These reimbursements, if any, are disclosed as “Fee reimbursements” in the Statement of Operations.

Nuveen Asset Management, LLC (“NAM”) and Nuveen Fund Advisors, Inc. (“NFA”) each serve as investment sub-advisor to the fund pursuant to separate investment sub-advisory agreements with USBAM. NAM makes investment decisions for the fund, places purchase and sale orders for the fund’s portfolio transactions, and employs the fund’s portfolio managers and the securities analysts that provide research services relating to the fund. NFA provides certain other investment sub-advisory services to the fund, including assisting in the supervision of the fund’s investment program, risk monitoring, managing the forms and level of leverage employed by the fund, assisting in dividend and distribution level determinations, providing tax advice on issues arising in connection with management of the fund’s portfolio, and assisting with pricing of the fund’s portfolio securities. USBAM pays monthly fees to NAM and NFA for the services provided under their respective sub-advisory agreements with USBAM. USBAM pays NAM and NFA a monthly fee at an annual rate of 0.45% and 0.15%, respectively, based upon average weekly net assets.

Administration Fees

USBAM serves as the fund’s administrator pursuant to an administration agreement between USBAM and the fund. Under this administration agreement, USBAM receives a monthly administration fee equal to an annualized rate of 0.10% of the fund’s average weekly net assets. For its fee, USBAM provides numerous services to the fund including, but not limited to, handling the general business affairs, financial and regulatory reporting, and various other services.

Pursuant to a sub-administration agreement between USBAM and NFA, USBAM also pays NFA an annual fee, calculated weekly and paid monthly, equal to 0.05% of the average weekly net assets of the fund for certain administrative and other services that NFA provides to the fund.

Custodian Fees

U.S. Bank serves as the fund’s custodian pursuant to a custodian agreement with the fund. The custodian fee charged to the fund equals an annual rate of 0.005% of average weekly net assets. These fees are computed weekly and paid monthly.

Under this agreement, interest earned on uninvested cash balances is used to reduce a portion of the fund’s custodian expenses. These credits, if any, are disclosed as “Indirect payments from custodian” in the Statement of Operations. Conversely, the custodian charges a fee for any cash overdrafts incurred, which will increase the fund’s custodian expenses. For the six-month period ended February 29, 2012, custodian fees were increased by $28 as a result of overdrafts and reduced by $1 as a result of interest earned.

Other Fees and Expenses

In addition to the investment advisory, administrative, and custodian fees the fund is responsible for paying most other operating expenses, including: legal, auditing and accounting services, postage and printing of shareholder reports, transfer agent fees and expenses, listing fees, outside directors’ fees and expenses, insurance, interest, taxes, and other miscellaneous expenses. For the six-month period ended February 29, 2012, legal fees and expenses of $3,971 were paid to a law firm of which an Assistant Secretary of the fund is a partner.

Expenses that are directly related to the fund are charged directly to the fund. Other operating expenses of the First American Family of Funds are allocated to the fund on several bases, including evenly across all funds, allocated based on relative net assets of all the funds within the First American Family of Funds, or a combination of both methods.

(4)	Investment Security Transactions

Cost of purchases and proceeds from sales of securities, other than temporary investments in short-term securities, for the six-month period ended February 29, 2012, aggregated $134,946,358 and $137,885,971, respectively.

26	AMERICAN INCOME FUND	2012 SEMIANNUAL REPORT

(5)	Indemnifications

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. However, the fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

(6)	New Accounting Pronouncement

In May 2011, the Financial Accounting Standards Board issued Accounting Standards Update (“ASU”) No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs.” ASU No. 2011-04 requires additional disclosures regarding fair value measurements. Effective for fiscal years beginning after December 15, 2011, and for interim periods within those fiscal years, entities will need to disclose the following:

1) the amounts of any transfers between Level 1 and Level 2 and the reasons for those transfers, and

2) for Level 3 fair value measurements, quantitative information about the significant unobservable inputs used, a description of the entity’s valuation processes, and a narrative description of the sensitivity of the fair value measurement to changes in the unobservable inputs and the interrelationship between inputs.

Management has adopted certain components as disclosed in the financial statements. Other components of the standard are not yet applicable and management is in the process of evaluating the implications.

(7)	Nuveen Acquisition

On December 31, 2010, USBAM and its parent company, U.S. Bank, sold a portion of the USBAM’s asset management business to Nuveen Investments, Inc. (“Nuveen”). Included in the sale was that part of the USBAM’s asset management business that advised the First American equity, fixed income, and asset allocation open-end funds, not including the First American money market funds or the First American Closed-End Funds (the “Closed- End Funds”). USBAM continues to serve as investment advisor to the First American money market funds and the Closed-End Funds.

On October 7, 2010, the Closed-End Funds’ board of directors considered and approved new investment sub-advisory agreements between USBAM and each of NAM and NFA, under which NAM and NFA provide certain investment advisory services to the Closed-End Funds. The sub-advisory agreements were submitted to their respective fund’s shareholders for their approval and took effect on January 1, 2011. There were no changes in the funds’ investment objectives, policies, or expenses as a result of the sub-advisory agreements between USBAM and NAM and NFA. Chris J. Neuharth, CFA of Nuveen, continues to serve as lead portfolio manager of American Income Fund.

(8)	Regulated Investment Company Modernization Act

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”) became effective. The Modernization Act is the first major piece of legislation affecting RICs since 1986, and it modernizes several of the federal income and excise tax provisions related to RICs. Some highlights of the enacted provisions are as follows:

New capital losses may now be carried forward indefinitely and retain the character of the original loss. Under preenactment law, capital losses could be carried forward for eight years, and carried forward as short-term capital, irrespective of the character of the original loss.

The Modernization Act contains simplification provisions, which are aimed at preventing disqualification of a RIC for “inadvertent” failures of the asset diversification and/or qualifying income tests. Additionally, the Modernization Act exempts RICs from the preferential dividend rule and repealed the 60-day designation requirement for certain types of pay-through income and gains.

Finally, the Modernization Act contains several provisions aimed at preserving the character of distributions made by a fiscal year RIC during the portion of its taxable year ending after October 31 or December 31, reducing the circumstances under which a RIC might be required to file amended Forms 1099 to restate previously reported distributions.

AMERICAN INCOME FUND	2012 SEMIANNUAL REPORT	27

Notice to Shareholders	(unaudited)

ANNUAL MEETING RESULTS

An annual meeting of the fund’s shareholders was held on December 6, 2011. Each matter voted upon at the meeting, as well as the number of votes cast for, against or withheld, the number of abstentions, and the number of broker non-votes (if any) with respect to such matters, are set forth below.

(1)	The fund’s shareholders elected the following six directors:

	Shares Voted “For”	Shares Withholding Authority to Vote

Roger A. Gibson	8,437,715	275,241
John P. Kayser	8,407,455	305,501
Leonard W. Kedrowski	8,471,253	241,703
Richard K. Riederer	8,434,821	278,135
Joseph D. Strauss	8,402,785	310,171
James M. Wade	8,435,875	277,081

(2)	The fund’s shareholders ratified the selection by the fund’s board of directors of Ernst & Young LLP as the independent registered public accounting firm for the fund for the fiscal period ending August 31, 2012. The following votes were cast regarding this matter:

Shares Voted “For”	Shares Voted “Against”	Abstentions	Broker Non-Votes

8,542,731	116,835	53,391	—

HOW TO OBTAIN A COPY OF THE FUND’S PROXY VOTING POLICIES AND PROXY VOTING RECORD

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities, as well as information regarding how the fund voted proxies relating to portfolio securities is available at firstamericanfunds.com and on the website of the Securities and Exchange Commission (“SEC”) at www.sec.gov. A description of the fund’s policies and procedures is also available without charge upon request by calling 800.677.3863. Information regarding how the fund voted proxies relating to portfolio securities is available on the SEC’s website at www.sec.gov or by calling the funds at 800.677.3863.

FORM N-Q HOLDINGS INFORMATION

The fund is required to file its complete schedule of portfolio holdings for the first and third quarters of each fiscal year with the SEC on Form N-Q. The fund’s Form N-Q is available without charge (1) upon request by calling 800.677.3863 and (2) on the SEC’s website at www.sec.gov. In addition, you may review and copy the fund’s Form N-Q at the Commission’s Public Reference Room in Washington D.C. You may obtain information on the operation of the Public Reference Room by calling 800.SEC.0330.

QUARTERLY PORTFOLIO HOLDINGS

The fund will make portfolio holdings information publicly available by posting the information at firstamericanfunds.com on a quarterly basis. The fund will attempt to post such information within 10 business days of the calendar quarter-end.

CERTIFICATIONS

In January 2012, the fund’s Chief Executive Officer submitted to the New York Stock Exchange (“NYSE”) his annual certification required under Section 303A.12(a) of the NYSE corporate governance rules. The certifications of the fund’s Principal Executive Officer and Principal Financial Officer required pursuant to Rule 30a-2 under the 1940 Act were filed with the fund’s Form N-CSR filing and are available on the Securities and Exchange Commission’s website at www.sec.gov.

28	AMERICAN INCOME FUND	2012 SEMIANNUAL REPORT

First American Funds’ Privacy Policy

We want you to understand what information we collect and how it’s used.

“Nonpublic personal information” is nonpublic information that we obtain while providing financial products or services to you.

How we collect your information

We obtain nonpublic information about you during the account opening process from the applications and other forms you are asked to complete and from the transactions you make with us. We may also receive nonpublic information about you from companies affiliated with us or from other companies that provide services to you. We do not use nonpublic information received from our affiliates for marketing purposes.

Why we collect your information

We gather nonpublic personal information about you and your accounts so that we can:

•	Know who you are and prevent unauthorized access to your information.
•	Comply with the laws and regulations that govern us.

The types of information we collect

We may collect the following nonpublic personal information about you:

•	Information about your identity, such as your name, address, and social security number.
•	Information about your transactions with us.
•	Information you provide on applications, such as your beneficiaries and banking information, if provided to us.

Confidentiality and security

To protect nonpublic personal information about you, we restrict access to such information to only those employees and authorized agents who need to use the information. We maintain physical, electronic, and procedural safeguards to maintain the confidentiality and security of nonpublic information about you. In addition, we require our service providers to restrict access to nonpublic personal information about you to those employees who need that information in order to provide products or services to you. We also require them to maintain physical, electronic, and procedural safeguards that comply with applicable federal standards and regulations to guard your information.

What information we disclose

We may share some or all of the nonpublic personal information that we collect about you with our affiliated providers of financial services, including our family of funds and their advisor, and with companies that perform marketing services on our behalf.

We’re permitted by law to disclose nonpublic personal information about you to other third parties in certain circumstances. For example, we may disclose nonpublic personal information about you to affiliated and nonaffiliated third parties to assist us in servicing your account (e.g., mailing of fund-related materials) and to government entities (e.g., IRS for tax purposes).

We’ll continue to adhere to the privacy policies and practices described here even after your account is closed or becomes inactive.

Additional rights and protections

You may have other privacy protections under applicable state laws. To the extent that these state laws apply, we will comply with them when we share information about you. This privacy policy does not apply to your relationship with other financial service providers, such as broker-dealers. We may amend this privacy notice at any time, and we will inform you of changes as required by law.

Our pledge applies to products and services offered by

• First American Funds, Inc. • American Strategic Income Portfolio Inc. • American Strategic Income Portfolio Inc. II • American Strategic Income Portfolio Inc. III • American Select Portfolio Inc.	• American Municipal Income Portfolio Inc. • Minnesota Municipal Income Portfolio Inc. • First American Minnesota Municipal Income Fund II, Inc. • American Income Fund Inc.

NOT FDIC INSURED NO BANK GUARANTEE MAY LOSE VALUE

AMERICAN INCOME FUND	2012 SEMIANNUAL REPORT	29

BOARD OF DIRECTORS

Leonard Kedrowski

Chairperson of American Income Fund

Owner and President of Executive and Management Consulting, Inc.

Roger Gibson

Director of American Income Fund

Director of Charterhouse Group, Inc.

John Kayser

Director of American Income Fund

Retired; former Principal of William Blair & Company, LLC

Richard Riederer

Director of American Income Fund

Owner and Chief Executive Officer of RKR Consultants, Inc.

Joseph Strauss

Director of American Income Fund

Owner and President of Strauss Management Company

James Wade

Director of American Income Fund

Owner and President of Jim Wade Homes

American Income Fund’s Board of Directors is comprised entirely of independent directors.

P.O. Box 1330

Minneapolis, MN 55440-1330

American Income Fund

2012 Semiannual Report

U.S. Bancorp Asset Management, Inc., is a

wholly owned subsidiary of U.S. Bank National

Association, which is a wholly owned subsidiary

of U.S. Bancorp.

This document is printed on paper containing 10% postconsumer waste.

4/2012     0019-12     MRF-SAR

Item 2—Code of Ethics

Not applicable to the semi-annual report.

Item 3—Audit Committee Financial Expert

Not applicable to the semi-annual report.

Item 4—Principal Accountant Fees and Services

Not applicable to the semi-annual report.

Item 5—Audit Committee of Listed Registrants

Not applicable to the semi-annual report.

Item 6—Schedule of Investments

The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7—Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to the semi-annual report.

Item 8—Portfolio Managers of Closed-End Management Investment Companies

Not applicable to the semi-annual report.

Item 9—Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Neither the registrant nor any “affiliated purchaser,” as defined in Rule 10b-18(a)(3) under the Exchange Act, purchased any shares or other units of any class of the registrant’s equity securities that is registered pursuant to Section 12 of the Exchange Act.

Item 10—Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A, or this item.

Item 11—Controls and Procedures

(a)	The registrant’s principal executive officer and principal financial officer have evaluated the effectiveness of the registrant’s disclosure controls and procedures within 90 days of the date of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized and reported timely.

(b)	There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12—Exhibits

(a)(1)	Not applicable.

(a)(2)	Certifications of the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 are filed as exhibits hereto.

(a)(3)	Not applicable.

(b)	Certifications of the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(b) under the Investment Company Act of 1940 are filed as exhibits hereto.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

American Income Fund, Inc.

By:	/s/ Joseph M. Ulrey III
Joseph M. Ulrey III
President

Date: April 30, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Joseph M. Ulrey III
Joseph M. Ulrey III
President

Date: April 30, 2012

By:	/s/ Jill M. Stevenson
Jill M. Stevenson
Treasurer

Date: April 30, 2012